UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
June 30, 2015
unaudited
Common stocks 91.57% Health care 18.45%	Shares	Value (000)
Incyte Corp.[1]	4,205,000	$438,203
bluebird bio, Inc.[1]	1,755,565	295,584
Molina Healthcare, Inc.[1,2]	3,898,100	274,036
Centene Corp.[1]	2,870,000	230,748
Endo International PLC[1]	2,813,318	224,081
GW Pharmaceuticals PLC (ADR)[1,2]	1,652,700	203,018
Myriad Genetics, Inc.[1,2]	5,780,656	196,484
EXACT Sciences Corp.[1,2]	6,605,000	196,433
BioMarin Pharmaceutical Inc.[1]	1,103,500	150,937
Hikma Pharmaceuticals PLC	4,794,253	145,612
Ultragenyx Pharmaceutical Inc.[1]	1,370,213	140,296
Kite Pharma, Inc.[1]	2,067,646	126,064
Juno Therapeutics, Inc.[1,3]	1,831,501	97,674
Juno Therapeutics, Inc.[1]	301,000	16,052
CONMED Corp.[2]	1,907,992	111,179
athenahealth, Inc.[1]	929,371	106,487
Sysmex Corp.	1,698,000	101,282
Illumina, Inc.[1]	450,800	98,437
Spire Healthcare Group PLC	18,160,000	95,018
Alnylam Pharmaceuticals, Inc.[1]	751,603	90,095
Zeltiq Aesthetics, Inc.[1,2]	3,002,044	88,470
Galapagos NV1	1,645,935	84,032
Hologic, Inc.[1]	1,965,000	74,788
Agios Pharmaceuticals, Inc.[1]	611,000	67,907
Brookdale Senior Living Inc.[1]	1,935,000	67,145
Intuitive Surgical, Inc.[1]	135,000	65,408
NuVasive, Inc.[1]	1,373,000	65,053
Prothena Corp. PLC[1]	1,223,114	64,421
Teleflex Inc.	460,700	62,402
Adaptimmune Therapeutics PLC[1,2,3,4]	16,938,900	41,397
Adaptimmune Therapeutics PLC (ADR)[1,2]	1,093,750	20,049
Insulet Corp.[1]	1,936,800	60,012
ACADIA Pharmaceuticals Inc.[1]	1,408,000	58,967
Neurocrine Biosciences, Inc.[1]	1,097,700	52,426
Team Health Holdings, Inc.[1]	727,000	47,495
HeartWare International, Inc.[1]	596,993	43,395
Ocular Therapeutix, Inc.[1,2]	1,955,700	41,128
Novadaq Technologies Inc.[1,2]	3,084,948	37,359
Genomma Lab Internacional, SAB de CV, Series B1	36,988,000	36,829
Virbac SA	169,500	36,282
WellCare Health Plans, Inc.[1]	425,000	36,053
Fleury SA, ordinary nominative	5,825,000	34,304
Mitra Keluarga Karyasehat Tbk PT	18,750,000	33,752
BTG PLC[1]	3,264,000	32,207
Flexion Therapeutics, Inc.[1,2]	1,457,446	31,903
Primary Health Care Ltd.	8,158,094	31,724
China Biologic Products, Inc.[1]	272,500	31,381
SMALLCAP World Fund — Page 1 of 21

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Neovasc Inc. (CAD denominated)[1,2]	4,246,900	$27,576
Neovasc Inc.[1,2]	503,836	3,446
Alexion Pharmaceuticals, Inc.[1]	169,526	30,645
AAC Holdings, Inc.[1]	700,000	30,492
XenoPort, Inc.[1,2]	4,769,000	29,234
PerkinElmer, Inc.	550,000	28,952
ChemoCentryx, Inc.[1,2]	3,467,240	28,535
Tong Ren Tang Technologies Co., Ltd., Class H	16,820,000	28,469
INC Research Holdings, Inc., Class A1	633,116	25,401
Circassia Pharmaceuticals PLC[1]	5,390,575	24,817
Sawai Pharmaceutical Co., Ltd.	423,400	24,667
Capio AB1,5	4,156,276	24,316
QIAGEN NV1	968,751	23,798
Momenta Pharmaceuticals, Inc.[1]	1,040,000	23,722
Sartorius AG, non-registered shares, nonvoting preferred	124,343	23,116
Zafgen, Inc.[1]	660,000	22,856
Fisher & Paykel Healthcare Corp. Ltd.	4,832,437	22,432
Eurofins Scientific SE, non-registered shares	73,500	22,378
Regulus Therapeutics Inc.[1]	2,015,000	22,084
Genmab A/S1	235,000	20,438
Thoratec Corp.[1]	435,000	19,388
Gerresheimer AG, non-registered shares	310,000	19,323
Ironwood Pharmaceuticals, Inc., Class A1	1,475,000	17,789
Press Ganey Holdings, Inc.[1]	600,000	17,202
Krka, dd, Novo mesto	231,262	16,758
Celldex Therapeutics, Inc.[1]	627,000	15,813
Nihon Kohden Corp.	633,000	15,672
Trupanion, Inc.[1,2]	1,822,500	15,017
Grifols, SA, Class B (ADR)	308,200	9,545
Grifols, SA, Class A, non-registered shares	135,000	5,438
Mesoblast Ltd.[1]	4,700,000	13,635
Wright Medical Group, Inc.[1]	438,485	11,515
PT Siloam International Hospitals Tbk	10,213,800	11,032
Conkwest, Inc.[1,4,6]	225,000	7,997
OTCPharm PJSC[1]	924,610	4,138
GI Dynamics, Inc. (CDI)[1,2]	30,320,000	3,509
		5,375,154
Consumer discretionary 18.31%
Netflix, Inc.[1]	710,043	466,456
Domino’s Pizza, Inc.[2]	3,125,769	354,462
Lions Gate Entertainment Corp.	6,877,000	254,793
Ted Baker PLC[2]	3,167,993	145,150
Dollarama Inc.	2,078,000	125,944
BCA Marketplace PLC[1,2]	42,870,000	106,428
Mr Price Group Ltd.	4,926,826	101,444
Melco International Development Ltd.	69,065,000	97,652
YOOX SpA[1]	2,998,469	97,009
Eclat Textile Co., Ltd.	5,490,160	90,036
ASOS PLC[1]	1,369,755	83,485
Brinker International, Inc.	1,412,500	81,431
Inchcape PLC	6,387,600	81,396
Tesla Motors, Inc.[1]	303,200	81,336
Paddy Power PLC	927,303	79,468
zooplus AG, non-registered shares[1,2]	527,778	74,726
SMALLCAP World Fund — Page 2 of 21

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Entertainment One Ltd.	12,659,782	$70,814
Penske Automotive Group, Inc.	1,345,000	70,088
ASKUL Corp.	2,193,600	69,096
Cedar Fair, LP	1,240,000	67,568
Rightmove PLC	1,312,000	67,555
Jarden Corp.[1]	1,293,750	66,952
Jubilant FoodWorks Ltd.[1]	2,220,098	64,760
Gentex Corp.	3,909,134	64,188
TOD’S SpA	655,000	62,215
L’Occitane International SA	21,620,000	61,640
Tiffany & Co.	667,000	61,231
Ocado Group PLC[1]	8,533,708	59,789
Sotheby’s Holdings, Inc.	1,320,000	59,717
POYA International Co., Ltd.[2]	5,443,660	57,957
Domino’s Pizza Enterprises Ltd.	2,084,956	57,413
Installed Building Products, Inc.[1,2]	2,308,345	56,508
Greene King PLC	3,946,618	52,368
Matahari Department Store Tbk PT	40,820,000	50,671
Brunello Cucinelli SpA	2,573,331	48,197
Moncler SpA	2,597,230	48,124
Poundland Group PLC	9,392,511	47,713
Eros International PLC, Class A1	1,871,666	47,016
Nord Anglia Education, Inc.[1]	1,910,000	46,833
Chow Sang Sang Holdings International Ltd.	21,564,000	43,286
Lands’ End, Inc.[1,2]	1,704,000	42,310
John Wiley & Sons, Inc., Class A	769,800	41,854
Tele Columbus AG1,2	2,976,000	41,821
Mothercare PLC[1,2]	9,202,598	39,041
Cox & Kings Ltd.[2]	10,130,825	37,362
Cox & Kings Ltd. (GDR)[2,4]	330,000	1,217
Skechers USA, Inc., Class A1	351,000	38,536
Belmond Ltd., Class A1	3,040,000	37,970
Ctrip.com International, Ltd. (ADR)[1]	512,000	37,181
Century Communities, Inc.[1,2]	1,716,000	34,543
Stella International Holdings Ltd.	14,379,500	34,318
Five Below, Inc.[1]	864,000	34,154
Standard Pacific Corp.[1]	3,754,000	33,448
Estácio Participações SA, ordinary nominative	5,675,000	32,855
Daily Mail and General Trust PLC, Class A, nonvoting	2,210,000	32,259
Homeinns Hotel Group (ADR)[1]	1,006,000	31,106
Boyd Gaming Corp.[1]	2,049,000	30,633
TravelCenters of America LLC[1,2]	2,023,750	30,053
Pacific Textiles Holdings Ltd.	18,222,000	29,102
Jumbo SA4	4,116,223	29,078
ServiceMaster Global Holdings, Inc.[1]	753,000	27,236
B2W - Cia. Digital, ordinary nominative[1]	3,911,100	25,650
START TODAY Co., Ltd.	905,000	25,327
Hathway Cable and Datacom Ltd.[1,3,4]	35,250,000	25,287
Arcos Dorados Holdings Inc., Class A	4,735,000	24,906
Chipotle Mexican Grill, Inc.[1]	39,890	24,133
TAKKT AG	1,301,778	23,816
Papa Murphy’s Holdings, Inc.[1,2]	1,136,622	23,551
Titan Co. Ltd.	3,760,000	22,880
Zee Entertainment Enterprises Ltd.	3,885,000	22,445
Six Flags Entertainment Corp.	500,000	22,425
SMALLCAP World Fund — Page 3 of 21

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
I.T Limited	57,710,000	$21,665
Rentrak Corp.[1]	300,000	20,940
Brunswick Corp.	405,000	20,598
China Lodging Group, Ltd. (ADR)[1]	840,000	20,513
Habit Restaurants, Inc., Class A1	655,000	20,495
Lennar Corp., Class A	394,000	20,110
OSIM International Ltd	15,871,000	19,502
World Wrestling Entertainment, Inc., Class A	1,140,000	18,810
Toll Brothers, Inc.[1]	471,800	18,018
Beauty Community PCL, foreign registered[2]	150,000,000	17,942
Dick Smith Holdings Ltd.	10,890,940	17,478
Cie. Plastic Omnium SA	678,658	17,292
Tarena International, Inc., Class A (ADR)[1]	1,343,520	17,009
Zhongsheng Group Holdings Ltd.	22,854,000	16,068
Topps Tiles PLC	7,000,000	15,893
Melco Crown Entertainment Ltd. (ADR)	800,000	15,704
GAEC Educação SA, ordinary nominative	2,214,000	15,488
Cavco Industries, Inc.[1]	204,000	15,390
Intercontinental Hotels Group PLC	371,045	14,960
PT Multipolar Tbk	317,486,000	14,883
SHW AG, non-registered shares	300,000	14,397
Merida Industry Co., Ltd.	2,217,600	14,375
DO & CO AG, non-registered shares	150,000	14,055
Valeo SA, non-registered shares	86,000	13,552
D.R. Horton, Inc.	490,000	13,406
William Hill PLC	2,047,800	12,970
Major Cineplex Group PCL	12,268,000	12,259
GVC Holdings PLC	1,663,694	11,829
Techtronic Industries Co. Ltd.	3,570,000	11,698
Talwalkars Better Value Fitness Ltd.[2]	2,389,000	11,204
HUGO BOSS AG	99,231	11,090
Playmates Toys Ltd.	57,268,000	11,082
Sitoy Group Holdings Ltd.	16,545,800	10,993
EVINE Live Inc., Class A1,2	3,987,540	10,726
DSW Inc., Class A	320,000	10,678
American Axle & Manufacturing Holdings, Inc.[1]	505,000	10,560
Café de Coral Holdings Ltd.	2,820,000	10,186
Tribhovandas Bhimji Zaveri Ltd.[2]	4,335,732	9,777
Hankook Tire Co., Ltd.	233,473	8,791
Ace Hardware Indonesia Tbk PT	174,400,000	8,437
Parkson Retail Asia Ltd.	23,182,000	8,176
Qunar Cayman Islands Ltd., Class B (ADR)[1]	182,000	7,799
International Housewares Retail Co. Ltd.	29,700,000	7,740
Samsonite International SA	2,175,000	7,520
ITT Educational Services, Inc.[1,2]	1,869,000	7,420
Ripley Corp SA	17,726,000	7,347
POLYTEC Holding AG, non-registered shares	834,369	7,330
NagaCorp Ltd.	7,330,000	5,399
Sa Sa International Holdings Ltd.	9,750,000	5,283
Mood Media Corp.[1,2]	10,085,000	5,168
Central European Media Enterprises Ltd., Class A1	2,220,000	4,840
PT Astra Otoparts Tbk	20,040,300	3,758
Phorm Corp. Ltd.[1,2]	43,390,000	2,897
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	2,432
Mulberry Group PLC	52,890	752
SMALLCAP World Fund — Page 4 of 21

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Five Star Travel Corp.[1,3,4]	96,033	$21
Ten Alps PLC[1]	3,439,001	19
		5,334,136
Information technology 13.62%
Qorvo, Inc.[1]	3,884,370	311,798
Demandware, Inc.[1,2]	2,502,956	177,910
Zynga Inc., Class A1	59,055,000	168,897
Palo Alto Networks, Inc.[1]	901,750	157,536
Kakaku.com, Inc.	10,380,000	150,291
AAC Technologies Holdings Inc.	26,351,500	148,899
Halma PLC	8,614,967	103,146
Zoopla Property Group PLC[2]	23,421,100	102,305
Topcon Corp.	4,063,110	97,938
Finisar Corp.[1,2]	5,318,000	95,033
Semiconductor Manufacturing International Corp.[1]	787,175,000	86,318
Hermes Microvision Inc.	1,298,000	84,558
eMemory Technology Inc.[2]	6,146,000	82,964
Hamamatsu Photonics KK	2,806,200	82,775
DeNA Co., Ltd.	3,839,000	75,472
CDW Corp.	2,060,000	70,617
Globant SA1,2	2,187,620	66,569
Xoom Corp.[1,2]	3,075,805	64,761
Zebra Technologies Corp., Class A1	568,900	63,176
EPAM Systems, Inc.[1]	875,400	62,355
MercadoLibre, Inc.	416,000	58,947
Inphi Corp.[1,2]	2,437,199	55,714
58.com Inc., Class A (ADR)[1]	835,000	53,490
Coupons.com Inc.[1,2]	4,881,613	52,673
QIWI PLC, Class B (ADR)	1,788,000	50,153
Gogo Inc.[1]	2,115,000	45,324
NCC Group PLC[2]	13,350,000	45,256
WEX Inc.[1]	390,574	44,514
Nemetschek AG	1,345,072	43,292
FireEye, Inc.[1]	827,700	40,483
RIB Software AG2	2,476,356	39,935
National Instruments Corp.	1,344,264	39,602
ASM International NV	851,500	39,353
Cray Inc.[1]	1,303,772	38,474
Dolby Laboratories, Inc., Class A	958,400	38,029
Sophos Group PLC[1,5]	10,281,700	37,803
Actua Corp[1,2]	2,602,000	37,105
Syntel, Inc.[1]	715,043	33,950
Veeco Instruments Inc.[1]	1,089,209	31,304
Ellie Mae, Inc.[1]	438,000	30,568
Mail.Ru Group Ltd. (GDR)[1]	1,458,871	30,417
Pandora Media, Inc.[1]	1,925,000	29,915
SUNeVision Holdings Ltd.	89,298,000	29,722
TravelSky Technology Ltd., Class H	19,960,000	29,406
JDS Uniphase Corp.[1]	2,489,000	28,823
Hana Microelectronics PCL	23,935,000	28,700
Silicon Laboratories Inc.[1]	523,992	28,301
OBIC Co., Ltd.	632,500	28,218
Cypress Semiconductor Corp.[1]	2,385,000	28,048
JUST EAT PLC[1]	4,316,000	27,587
SMALLCAP World Fund — Page 5 of 21

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Criteo SA (ADR)[1]	560,000	$26,695
Autodesk, Inc.[1]	530,000	26,540
Wix.com Ltd.	1,100,000	25,982
YY Inc., Class A (ADR)[1]	364,000	25,305
Atmel Corp.	2,553,040	25,160
ASM Pacific Technology Ltd.	2,314,700	22,933
Alcatel-Lucent[1]	6,271,532	22,849
Spectris PLC	680,000	22,544
Sonus Networks, Inc.[1,2]	2,938,000	20,331
CoStar Group, Inc.[1]	100,000	20,126
Trimble Navigation Ltd.[1]	840,000	19,706
SouFun Holdings Ltd., Class A (ADR)	2,285,000	19,217
KLA-Tencor Corp.	340,650	19,148
MagnaChip Semiconductor Corp.[1,2]	2,355,000	18,181
Aiming Inc.[1]	1,277,000	18,041
Suprema Inc.[2]	868,200	17,902
Good Technology Corp.[1,3,4,6]	3,636,364	16,655
GoDaddy Inc., Class A1	573,500	16,167
Ixia[1]	1,245,000	15,488
VTech Holdings Ltd.	1,158,600	15,380
ON Semiconductor Corp.[1]	1,230,000	14,379
Taiyo Yuden Co., Ltd.	960,000	13,476
Semtech Corp.[1]	620,000	12,307
Persistent Systems Ltd.	1,296,535	12,222
M/A-COM Technology Solutions Holdings, Inc.[1]	307,904	11,777
LendingClub Corp.[1]	788,344	11,628
Alten SA, non-registered shares	250,000	11,613
Tableau Software, Inc., Class A1	100,000	11,530
SciQuest, Inc.[1]	740,000	10,959
Ultimate Software Group, Inc.[1]	55,700	9,154
Cognex Corp.	161,202	7,754
Goldpac Group Ltd.	12,000,000	7,663
Jay Mart PCL	22,812,500	7,632
Tangoe, Inc.[1]	422,400	5,314
GrubHub Inc.[1]	148,200	5,049
iEnergizer Ltd.[1,2]	7,650,500	3,005
Remark Media, Inc.[1]	108,065	438
		3,968,674
Industrials 12.47%
AA PLC[1,2]	35,157,062	204,777
Moog Inc., Class A1	2,572,800	181,845
Hoshizaki Electric Co., Ltd.	2,780,700	163,591
ITT Corp.	3,508,121	146,780
Loomis AB, Class B	3,775,452	105,933
Spirax-Sarco Engineering PLC	1,717,392	91,558
King Slide Works Co., Ltd.[2]	6,683,000	89,238
MonotaRO Co., Ltd.	1,992,200	87,576
Northgate PLC[2]	9,483,805	85,683
Oshkosh Corp.	1,840,000	77,979
Takeuchi Mfg. Co., Ltd.[2]	1,306,300	74,929
Boer Power Holdings Ltd.	34,202,000	72,626
Havells India Ltd.	16,048,000	71,231
IDEX Corp.	875,000	68,757
NIBE Industrier AB, Class B	2,454,000	66,576
SMALLCAP World Fund — Page 6 of 21

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
BELIMO Holding AG	27,280	$65,067
Continental Building Products, Inc.[1,2]	3,035,700	64,326
Wizz Air Holdings PLC[1]	2,415,149	59,009
Waste Connections, Inc.	1,206,000	56,827
NORMA Group SE, non-registered shares	1,051,339	53,148
Generac Holdings Inc.[1]	1,319,300	52,442
Gujarat Pipavav Port Ltd.[1]	15,321,484	52,427
Flughafen Zürich AG	66,100	51,151
Clean Harbors, Inc.[1]	930,700	50,016
Exponent, Inc.	1,070,000	47,915
IMCD Group BV	1,295,000	46,921
Johnson Electric Holdings Ltd.	14,528,875	46,764
TechnoPro Holdings, Inc.[2]	1,845,000	46,432
Landstar System, Inc.	691,000	46,207
PARK24 Co., Ltd.	2,640,000	45,235
Masco Corp.	1,625,000	43,339
Watsco, Inc.	350,000	43,309
American Airlines Group Inc.	1,084,200	43,298
TransDigm Group Inc.[1]	190,000	42,687
Michael Page International PLC	4,085,000	34,981
Grupo Aeroportuario del Pacífico SAB de CV	5,094,455	34,915
CIMC Enric Holdings Ltd.	40,908,000	34,778
Orbital ATK, Inc.	449,000	32,939
Alliance Global Group, Inc.	66,295,000	31,905
Amara Raja Batteries Ltd.	2,173,886	30,155
Dätwyler Holding Inc., non-registered shares	247,200	29,375
Summit Ascent Holdings Ltd.[1]	51,620,000	28,369
Boyd Group Income Fund	654,500	27,626
Japan Airport Terminal Co. Ltd.	504,000	27,468
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	5,550,000	27,320
Rotork PLC	7,450,000	27,228
ABM Industries Inc.	825,000	27,118
Chart Industries, Inc.[1]	745,700	26,659
KEYW Holding Corp.[1,2]	2,836,400	26,435
Rheinmetall AG	510,000	25,862
Meggitt PLC	3,470,000	25,429
ARC Document Solutions, Inc.[1,2]	3,208,651	24,418
Graco Inc.	340,000	24,150
Intertek Group PLC	577,000	22,212
JetBlue Airways Corp.[1]	1,050,000	21,798
Carborundum Universal Ltd.	7,985,000	21,078
Sinmag Equipment Corp.[2]	3,801,000	21,066
Shun Tak Holdings Ltd.	37,460,000	20,732
J. Kumar Infraprojects Ltd.[2]	1,780,000	19,687
PayPoint PLC	1,220,000	18,997
Veda Group Ltd.	10,950,000	18,756
Robert Half International Inc.	337,000	18,703
Bossard Holding AG	157,920	18,225
AKR Corporindo Tbk PT	40,759,000	18,113
Alaska Air Group, Inc.	260,000	16,752
Tidewater Midstream and Infrastructure Ltd., subscription receipts[1,3,4,6]	12,444,000	16,708
Unique Engineering and Construction PCL	33,852,000	16,237
Aeroflot - Russian Airlines OJSC	23,429,000	16,234
WageWorks, Inc.[1]	400,000	16,180
Valmont Industries, Inc.	135,000	16,047
SMALLCAP World Fund — Page 7 of 21

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Regus PLC	3,888,000	$15,957
INDUS Holding AG	311,000	15,668
The Brink’s Co.	521,000	15,333
Stabilus SA, non-registered shares[1]	359,000	15,307
Teleperformance SA	204,247	14,430
Geberit AG	41,000	13,669
Pegasus Hava Tasimaciligi AS1	1,505,000	13,646
DKSH Holding AG1	179,551	12,982
Harmonic Drive Systems Inc.	610,000	11,972
Stock Building Supply Holdings, Inc.[1]	579,222	11,324
USG Corp.[1]	397,000	11,033
Briggs & Stratton Corp.	500,000	9,630
Orient Overseas (International) Ltd.	1,753,000	8,967
Andritz AG	132,735	7,347
Shanghai Industrial Holdings Ltd.	2,105,000	7,142
Avianca Holdings SA, preferred, restricted-voting (ADR)[1]	666,700	6,827
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	5,702
COSCO Pacific Ltd.	3,622,000	4,916
TD Power Systems Ltd.	1,009,087	4,885
China Automation Group Ltd.[1]	27,000,000	4,458
Jungheinrich AG, nonvoting preferred	63,000	4,270
BTS Rail Mass Transit Growth Infrastructure Fund	12,077,200	3,647
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,464,901	3,180
Okabe Co., Ltd.	129,900	1,019
		3,633,565
Financials 9.56%
Kotak Mahindra Bank Ltd.	10,028,520	219,689
SVB Financial Group[1]	1,305,700	187,995
Umpqua Holdings Corp.	7,004,541	126,012
Validus Holdings, Ltd.	2,813,000	123,744
Financial Engines, Inc.	2,520,930	107,089
GT Capital Holdings, Inc.	3,485,200	105,584
WHA Corp. PCL, foreign[1,2]	777,355,900	92,062
PacWest Bancorp	1,942,149	90,815
East West Bancorp, Inc.	1,855,000	83,141
First Republic Bank	1,141,825	71,969
Outfront Media Inc.	2,640,929	66,657
Shriram Transport Finance Co. Ltd.	4,779,391	64,054
VZ Holding AG	257,100	61,872
HCC Insurance Holdings, Inc.	772,000	59,320
Bank of the Ozarks, Inc.	1,240,000	56,730
Talmer Bancorp, Inc., Class A	3,334,028	55,845
EFG International AG1	3,757,378	53,249
Cathay General Bancorp, Inc.	1,510,000	49,000
Avanza Bank Holding AB	1,280,526	46,572
Janus Capital Group Inc.	2,543,000	43,536
Great Western Bancorp, Inc.	1,617,000	38,986
Kemper Corp.	1,000,000	38,550
PSG Group Ltd.	2,210,000	37,230
Altisource Residential Corp.	2,188,650	36,879
Fibra Uno Administración, SA de CV	15,355,891	36,452
Foxtons Group PLC	9,596,590	35,721
Texas Capital Bancshares, Inc.[1]	557,700	34,711
City Union Bank Ltd.	19,813,000	31,409
SMALLCAP World Fund — Page 8 of 21

unaudited
Common stocks Financials (continued)	Shares	Value (000)
GRUH Finance Ltd.	6,900,000	$28,378
Mercury General Corp.	500,000	27,825
Inversiones La Construcción SA	2,334,000	26,296
Endurance Specialty Holdings Ltd.	400,000	26,280
Repco Home Finance Ltd.	2,528,555	25,573
Old Republic International Corp.	1,635,000	25,555
LSL Property Services PLC	4,166,350	25,531
Onex Corp.	456,700	25,270
CenterState Banks, Inc.	1,802,399	24,350
Land and Houses PCL, nonvoting depository receipt	92,916,400	24,346
Manappuram Finance Ltd.[2]	53,181,324	23,551
Sino-Ocean Land Holdings Ltd.	30,764,317	23,257
Signature Bank[1]	157,800	23,100
InfraREIT, Inc.	801,500	22,731
Chailease Holding Co. Ltd.	9,317,000	22,466
Numis Corp. PLC	5,514,282	21,336
RenaissanceRe Holdings Ltd.	205,000	20,810
ICRA Ltd.	296,877	19,825
RE/MAX Holdings, Inc., Class A	550,000	19,531
Bank of Ireland[1]	45,456,798	18,371
K. Wah International Holdings Ltd.	34,759,947	18,341
Greenhill & Co., Inc.	420,000	17,359
Banca Generali SpA	493,000	17,357
CRISIL Ltd.	570,000	17,325
GRIVALIA PROPERTIES Real Estate Investments Co.[4]	2,441,633	17,109
Gaming and Leisure Properties, Inc.	420,600	15,419
Cerved Information Solutions SPA, non-registered shares	1,989,000	15,300
Mahindra Lifespace Developers Ltd.[2]	2,157,380	14,458
Cascade Bancorp[1]	2,450,962	12,696
Macquarie Mexican REIT	8,661,000	11,958
Square 1 Financial, Inc., Class A1	435,788	11,919
Clifton Bancorp Inc.	816,606	11,424
Soundwill Holdings Ltd.	5,690,000	10,570
BankUnited, Inc.	261,000	9,378
Tokyo Tatemono Co., Ltd.	647,300	8,991
National Bank of Pakistan	16,845,000	8,804
Altisource Asset Management Corp.[1]	56,153	8,102
Tune Ins Holdings Bhd.	18,416,000	8,005
Moelis & Co., Class A	264,900	7,605
Redwood Trust, Inc.	449,682	7,060
Golden Wheel Tiandi Holdings Co. Ltd.	45,970,000	5,337
		2,783,772
Consumer staples 5.40%
Emami Ltd.	8,445,000	153,802
Raia Drogasil SA, ordinary nominative	10,577,374	136,355
Pinnacle Foods Inc.	2,389,050	108,797
Emmi AG1,2	290,775	93,613
Glanbia PLC	4,401,700	86,515
Puregold Price Club, Inc.	93,601,600	76,808
Herbalife Ltd.[1]	1,390,500	76,603
Hypermarcas SA, ordinary nominative[1]	8,592,600	62,542
COSMOS Pharmaceutical Corp.	381,700	51,773
Super Group Ltd.[2]	59,000,000	48,625
Stock Spirits Group PLC[2]	16,000,000	48,520
SMALLCAP World Fund — Page 9 of 21

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kaveri Seed Co. Ltd.[2]	4,130,970	$47,751
Nu Skin Enterprises, Inc., Class A	944,200	44,500
Diplomat Pharmacy, Inc.[1]	941,777	42,145
PZ Cussons PLC	6,175,000	35,104
LT Group, Inc.	108,370,000	33,456
Fresh Del Monte Produce Inc.	750,000	28,995
Sprouts Farmers Market, Inc.[1]	998,000	26,926
Pigeon Corp.	837,000	26,365
Emperador Inc.	135,870,000	25,914
Ezaki Glico Co., Ltd.	488,000	24,243
VST Industries Ltd.[2]	936,571	23,983
Davide Campari-Milano SpA	3,150,000	23,968
Petra Foods Ltd.	9,183,000	23,863
HITEJINRO CO., LTD.	1,141,679	23,183
Refresco Gerber NV1	1,260,000	20,691
Karex Bhd.	23,363,250	19,010
Lenta Ltd. (GDR)[1]	2,097,000	15,622
Lenta Ltd. (GDR)[1,3]	348,700	2,598
Eurocash SA	1,762,000	17,503
Del Monte Pacific Ltd.	66,733,314	17,050
Origin Enterprises PLC	1,910,000	16,928
Kernel Holding SA	1,642,578	16,500
CALBEE, Inc.	350,000	14,757
Real Nutriceutical Group Ltd.	39,400,000	11,792
Sundrug Co., Ltd.	194,900	11,609
Treasury Wine Estates Ltd.	2,506,860	9,652
Coca-Cola Icecek AS, Class C	567,512	9,444
Convenience Retail Asia Ltd.	12,810,000	7,387
R.E.A. Holdings PLC	800,000	3,846
O’Key Group SA (GDR)	1,435,620	3,395
		1,572,133
Materials 3.68%
Chr. Hansen Holding A/S	2,593,200	126,523
James Hardie Industries PLC (CDI)	7,949,076	106,225
PolyOne Corp.	2,049,000	80,259
Sirius Minerals Plc[1,2,4]	158,537,760	74,731
AptarGroup, Inc.	1,060,000	67,596
Silgan Holdings Inc.	1,011,500	53,367
Stillwater Mining Co.[1]	4,115,000	47,693
Stella-Jones Inc.	1,040,000	34,572
Lundin Mining Corp.[1]	7,910,000	32,489
CPMC Holdings Ltd.	46,500,000	31,074
Mayr-Melnhof Karton AG, non-registered shares	251,584	28,426
FUCHS PETROLUB SE	717,294	27,349
Nampak Ltd.	9,258,075	25,714
Arkema SA	345,000	24,858
UPL Ltd.	2,950,000	24,812
CCL Industries Inc., Class B, non-voting	200,000	24,532
Lenzing AG	328,000	23,366
Boral Ltd.	5,166,000	23,317
United States Steel Corp.	1,123,000	23,156
Huhtamäki Oyj	724,000	22,374
Yingde Gases Group Co. Ltd.	31,553,500	21,737
Valspar Corp.	249,800	20,439
SMALLCAP World Fund — Page 10 of 21

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Mountain Province Diamonds Inc.[1]	4,964,264	$20,390
Symrise AG	320,500	19,891
Croda International PLC	422,000	18,248
Synthomer PLC	3,600,000	17,626
Dongpeng Holdings Co. Ltd.	24,240,000	12,415
Greatview Aseptic Packaging Co. Ltd.	16,320,000	9,306
ArtGo Holdings Ltd.[1]	40,427,000	7,562
Constellium NV, Class A1	524,000	6,199
Kenmare Resources PLC[1]	109,972,782	6,048
Platinum Group Metals Ltd.[1]	13,475,000	5,286
Kennady Diamonds Inc.[1]	372,952	1,421
Cape Lambert Resources Ltd.[2]	47,330,825	949
Sundance Resources Ltd.[1]	58,500,000	948
Hummingbird Resources PLC[1]	1,650,000	843
Rusoro Mining Ltd.[1]	21,437,000	772
		1,072,513
Energy 3.00%
InterOil Corp.[1]	2,344,500	141,139
Diamondback Energy, Inc.[1]	1,080,950	81,482
Oasis Petroleum Inc.[1]	4,530,500	71,808
Nostrum Oil & Gas PLC	5,023,150	46,764
Peyto Exploration & Development Corp.	1,742,800	42,600
Veresen Inc.	2,737,000	37,012
Paramount Resources Ltd.[1]	1,590,500	36,547
Concho Resources Inc.[1]	279,500	31,824
Keyera Corp.	952,400	31,798
Petronet LNG Ltd.	10,460,000	30,716
Oil States International, Inc.[1]	724,700	26,981
Ophir Energy PLC[1]	14,079,867	25,043
WorleyParsons Ltd.	2,825,000	22,690
Synergy Resources Corp.[1]	1,777,323	20,315
SBM Offshore NV1	1,516,670	17,974
Genel Energy PLC[1]	2,224,800	17,723
Parsley Energy, Inc., Class A1	917,200	15,978
Delphi Energy Corp.[1,2]	12,435,000	13,540
Clayton Williams Energy, Inc.[1]	201,000	13,216
Venture Global LNG, Inc., Class C1,2,4,6	4,240	12,720
RMP Energy Inc.[1,2]	6,670,300	12,497
Tourmaline Oil Corp.[1]	410,000	12,316
Exillon Energy PLC[1]	7,172,839	12,059
Memorial Resource Development Corp.[1]	555,000	10,528
Falkland Oil and Gas Ltd.[1]	24,225,000	10,372
Amerisur Resources PLC[1]	16,000,000	9,176
Gulf Keystone Petroleum Ltd.[1,3]	15,715,000	9,136
Lekoil Ltd. (CDI)[1,2]	19,430,400	9,006
C&J Energy Services, Ltd.[1]	666,000	8,791
TGS-NOPEC Geophysical Co. ASA	350,000	8,174
Gulf Marine Services PLC	3,400,000	6,464
BNK Petroleum Inc.[1,2]	12,804,914	5,331
Savannah Petroleum PLC[1,2]	7,844,000	4,853
Core Laboratories NV	40,000	4,562
Africa Oil Corp.[1]	700,067	1,267
Africa Oil Corp. (SEK denominated)[1]	823,400	1,490
Tethys Petroleum Ltd.[1]	12,161,000	1,655
SMALLCAP World Fund — Page 11 of 21

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Tethys Petroleum Ltd. (GBP denominated)[1]	4,647,487	$676
San Leon Energy PLC[1,2]	155,300,000	2,221
Cairn Energy PLC[1]	723,600	1,931
Borders & Southern Petroleum PLC[1]	20,265,000	1,592
Range Resources Ltd.[1]	100,000,000	1,101
African Petroleum Corp. Ltd.[1]	14,458,909	590
Esrey Energy Ltd.[1]	650,000	75
		873,733
Utilities 1.15%
ENN Energy Holdings Ltd.	19,994,000	120,585
CESC Ltd.	4,970,000	43,608
Ratchaburi Electricity Generating Holding PCL	12,397,200	21,013
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts	7,945,000	13,467
Manila Water Co., Inc.	40,586,600	21,558
Huadian Fuxin Energy Corp. Ltd., Class H	40,770,000	19,513
CT Environmental Group Ltd.	14,168,000	18,863
NRG Yield, Inc., Class A	335,523	7,378
NRG Yield, Inc., Class C	335,523	7,345
Energy World Corp. Ltd.[1]	50,606,000	14,251
Mytrah Energy Ltd.[1,2]	10,418,000	13,321
Infraestructura Energética Nova, SAB de CV	2,650,139	13,125
NextEra Energy Partners, LP, restricted-voting shares	305,900	12,120
Greenko Group PLC[1,2]	9,748,155	9,496
		335,643
Telecommunication services 0.99%
HKBN Ltd.[1,2]	59,297,000	61,657
Iridium Communications Inc.[1,2]	4,889,615	44,447
Orange Polska SA	19,400,000	42,102
Cogent Communications Holdings, Inc.	1,135,000	38,408
Reliance Communications Ltd.[1]	26,845,000	26,179
Total Access Communication PCL	9,964,000	24,559
RingCentral, Inc., Class A1	1,135,000	20,986
Globe Telecom, Inc.	342,070	19,042
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,662,000	11,906
NewSat Ltd.[1,4]	26,555,563	205
Let’s GOWEX, SA, non-registered shares[1,4]	106,245	—
		289,491
Miscellaneous 4.94%
Other common stocks in initial period of acquisition		1,437,404
Total common stocks (cost: $18,397,962,000)		26,676,218
Preferred securities 0.00% Consumer discretionary 0.00%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	81,585,000	1,025
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	178
Total preferred securities (cost: $731,000)		1,203
SMALLCAP World Fund — Page 12 of 21

unaudited
Rights & warrants 0.08% Information technology 0.04%	Shares	Value (000)
Foursquare Labs, Inc., warrants, expire 2033[1,4,6]	1,163,990	$11,704
Materials 0.03%
Sirius Minerals Plc, warrants, expire 2015[1,2,4]	40,000,000	7,963
Financials 0.01%
WHA Corp. PCL, expire 2020[1,2]	6,909,830	3,396
Consumer discretionary 0.00%
Central European Media Enterprises Ltd., warrants, expire 2018[1,4]	751,800	925
Total rights & warrants (cost: $926,000)		23,988
Convertible stocks 0.56% Health care 0.29%
Proteus Digital Health, Inc., Series G, convertible preferred[4,6]	3,044,139	40,000
Acerta Pharma BV, Series B, convertible preferred[2,4,6]	2,173,914	24,729
Twelve, Inc., Series C, convertible preferred[2,4,6]	3,475,770	7,890
Stem CentRx, Inc., Series F-1, convertible preferred[4,6]	332,000	7,853
Natera, Inc., Series F, convertible preferred[4,6]	391,760	5,015
		85,487
Information technology 0.25%
DocuSign, Inc., Series E, convertible preferred[4,6]	1,236,304	23,601
DocuSign, Inc., Series B, convertible preferred[4,6]	66,593	1,271
DocuSign, Inc., Series D, convertible preferred[4,6]	47,810	913
DocuSign, Inc., Series B1, convertible preferred[4,6]	19,947	381
Domo, Inc., Series D-2, convertible preferred[2,4,6]	2,965,036	25,000
Foursquare Labs, Inc., Series D, convertible preferred[4,6]	1,551,988	20,000
		71,166
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred[2,3]	60,000	6,622
Total convertible stocks (cost: $150,267,000)		163,275
Bonds, notes & other debt instruments 0.28% U.S. Treasury bonds & notes 0.27% U.S. Treasury 0.27%	Principal amount (000)
U.S. Treasury 0.25% 2015[7]	$75,557	75,610
U.S. Treasury 0.25% 2015	2,475	2,476
Total U.S. Treasury bonds & notes		78,086
Corporate bonds & notes 0.01% Consumer discretionary 0.01%
Central European Media Enterprises Ltd., First Lien, 15.00% 2017[8]	4,184	4,220
Total corporate bonds, notes & loans		4,220
Total bonds, notes & other debt instruments (cost: $82,289,000)		82,306
SMALLCAP World Fund — Page 13 of 21

unaudited
Short-term securities 7.63%	Principal amount (000)	Value (000)
AstraZeneca PLC 0.10% due 8/13/2015[3]	$20,200	$20,196
Bank of Nova Scotia 0.19%–0.27% due 9/9/2015–10/13/2015[3]	226,300	226,190
BASF AG 0.22% due 9/8/2015[3]	38,000	37,985
BNZ International Funding Ltd. 0.22% due 9/14/2015[3]	38,700	38,685
Canadian Imperial Bank of Commerce due 8/11/2015	45,500	45,500
Electricité de France 0.17%–0.21% due 7/23/2015–9/3/2015[3]	111,400	111,347
Fannie Mae 0.20% due 12/14/2015	48,100	48,079
Federal Home Loan Bank 0.07%–0.20% due 7/17/2015–1/26/2016	396,775	396,715
Freddie Mac 0.08%–0.18% due 7/9/2015–12/15/2015	204,766	204,727
Gotham Funding Corp. 0.16% due 7/7/2015[3]	31,100	31,099
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/8/2015–8/5/2015[3]	68,000	67,991
Mizuho Funding LLC 0.28% due 9/21/2015[3]	50,000	49,970
National Australia Bank Ltd. 0.19%–0.20% due 9/2/2015–9/15/2015[3]	190,500	190,451
Nordea Bank AB 0.19% due 8/17/2015–9/3/2015[3]	131,900	131,866
Old Line Funding, LLC 0.14%–0.28% due 7/17/2015–10/5/2015[3]	55,000	54,977
Reckitt Benckiser Treasury Services PLC 0.25% due 7/23/2015[3]	25,800	25,797
Sumitomo Mitsui Banking Corp. 0.17%–0.18% due 7/14/2015–8/17/2015[3]	182,000	181,971
Svenska Handelsbanken Inc. 0.26% due 10/23/2015[3]	31,800	31,774
Thunder Bay Funding, LLC 0.20%–0.31% due 7/20/2015–11/6/2015[3]	130,100	130,036
Toronto-Dominion Holdings USA Inc. 0.27%–0.31% due 9/2/2015–12/1/2015[3]	80,000	79,934
Toyota Credit Canada Inc. 0.12% due 7/14/2015–8/5/2015	50,000	49,998
Victory Receivables Corp. 0.16%–0.17% due 7/9/2015–7/24/2015[3]	66,100	66,093
Total short-term securities (cost: $2,221,205,000)		2,221,381
Total investment securities 100.12% (cost: $20,853,380,000)		29,168,371
Other assets less liabilities (0.12)%		(35,423)
Net assets 100.00%		$29,132,948
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $236,362,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	7/10/2015	HSBC Bank	$25,500	A$33,400	$(255)
Australian dollars	7/14/2015	Barclays Bank PLC	$2,200	A$2,900	(35)
Australian dollars	7/28/2015	UBS AG	$3,087	A$4,000	6
British pounds	7/20/2015	Barclays Bank PLC	$25,561	£16,268	4
British pounds	7/21/2015	Citibank	$70,377	£45,183	(606)
British pounds	7/23/2015	Citibank	$8,156	£5,190	2
British pounds	7/28/2015	JPMorgan Chase	$60,359	£38,033	611
British pounds	7/29/2015	Citibank	$78,179	£49,322	698
British pounds	8/5/2015	UBS AG	$62,266	£39,721	(129)
British pounds	8/7/2015	Bank of America, N.A.	$73,360	£46,673	46
British pounds	8/7/2015	Barclays Bank PLC	$6,480	£4,122	5
Canadian dollars	7/8/2015	UBS AG	$27,192	C$34,000	(27)
SMALLCAP World Fund — Page 14 of 21

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 6/30/2015 (000)
			Receive (000)	Deliver (000)
Euros	7/15/2015	HSBC Bank	$8,683	€7,726	$68
Euros	8/6/2015	Citibank	$10,315	€9,200	53
Japanese yen	7/13/2015	JPMorgan Chase	$9,080	¥1,125,000	(113)
Japanese yen	7/15/2015	HSBC Bank	$9,715	¥1,200,000	(92)
Japanese yen	7/15/2015	UBS AG	$15,260	¥1,885,300	(148)
Japanese yen	7/29/2015	Bank of America, N.A.	$48,468	¥5,940,000	(85)
Japanese yen	8/6/2015	Citibank	$2,948	¥364,000	(28)
Japanese yen	8/14/2015	UBS AG	$7,162	¥875,000	9
Japanese yen	8/19/2015	Bank of New York Mellon	$5,240	¥625,000	130
					$114
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Domino’s Pizza, Inc.	3,218,769	—	93,000	3,125,769	$2,743	$354,462
Molina Healthcare, Inc.[1]	3,488,100	410,000	—	3,898,100	—	274,036
AA PLC[1]	44,319,669	4,154,968	13,317,575	35,157,062	—	204,777
GW Pharmaceuticals PLC (ADR)[1]	1,215,600	437,100	—	1,652,700	—	203,018
Myriad Genetics, Inc.[1]	5,725,556	120,000	64,900	5,780,656	—	196,484
EXACT Sciences Corp.[1,9]	3,001,000	3,604,000	—	6,605,000	—	196,433
Demandware, Inc.[1]	1,803,000	699,956	—	2,502,956	—	177,910
Ted Baker PLC	3,154,993	13,000	—	3,167,993	1,997	145,150
CONMED Corp.	710,000	1,197,992	—	1,907,992	759	111,179
BCA Marketplace PLC[1]	—	42,870,000	—	42,870,000	—	106,428
Zoopla Property Group PLC[9]	8,823,800	14,597,300	—	23,421,100	659	102,305
WHA Corp. PCL, foreign[1]	—	777,355,900	—	777,355,900	—	92,062
WHA Corp. PCL, expire 2020[1]	—	6,909,830	—	6,909,830	—	3,396
Finisar Corp.[1]	4,833,000	485,000	—	5,318,000	—	95,033
Emmi AG1	240,600	50,175	—	290,775	1,139	93,613
King Slide Works Co., Ltd.	4,913,000	1,770,000	—	6,683,000	—	89,238
Zeltiq Aesthetics, Inc.[1]	3,002,044	—	—	3,002,044	—	88,470
Northgate PLC	10,626,805	—	1,143,000	9,483,805	718	85,683
eMemory Technology Inc.	—	6,146,000	—	6,146,000	994	82,964
Sirius Minerals Plc[1,4]	139,533,460	19,004,300	—	158,537,760	—	74,731
Sirius Minerals Plc, warrants, expire 2015[1,4]	40,000,000	—	—	40,000,000	—	7,963
Takeuchi Mfg. Co., Ltd.	1,232,300	74,000	—	1,306,300	267	74,929
zooplus AG, non-registered shares[1]	148,400	379,378	—	527,778	—	74,726
Globant SA1	—	2,187,620	—	2,187,620	—	66,569
Xoom Corp.[1]	3,035,570	40,235	—	3,075,805	—	64,761
Continental Building Products, Inc.[1]	2,705,000	330,700	—	3,035,700	—	64,326
HKBN Ltd.[1]	—	59,297,000	—	59,297,000	—	61,657
Adaptimmune Therapeutics PLC[1,3,4]	—	16,938,900	—	16,938,900	—	41,397
Adaptimmune Therapeutics PLC (ADR)[1]	—	1,093,750	—	1,093,750	—	20,049
Adaptimmune Therapeutics Ltd., Series A, convertible preferred[4]	—	16,938,900	16,938,900		—	—
POYA International Co., Ltd.	4,712,660	731,000	—	5,443,660	—	57,957
SMALLCAP World Fund — Page 15 of 21

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
Installed Building Products, Inc.[1]	2,068,345	240,000	—	2,308,345	$—	$56,508
Inphi Corp.[1]	1,785,699	651,500	—	2,437,199	—	55,714
Coupons.com Inc.[1]	4,587,996	293,617	—	4,881,613	—	52,673
Iridium Communications Inc.[1]	4,889,615	—	—	4,889,615	—	44,447
Iridium Communications Inc., Series A, convertible preferred[3]	60,000	—	—	60,000	—	6,622
Super Group Ltd.	89,194,000	—	30,194,000	59,000,000	1,400	48,625
Stock Spirits Group PLC	16,000,000	—	—	16,000,000	444	48,520
Kaveri Seed Co. Ltd.[9]	3,470,177	660,793	—	4,130,970	328	47,751
TechnoPro Holdings, Inc.	—	1,845,000	—	1,845,000	1,252	46,432
NCC Group PLC	5,665,000	7,685,000	—	13,350,000	126	45,256
Lands’ End, Inc.[1,9]	1,300,000	404,000	—	1,704,000	—	42,310
Tele Columbus AG1	—	2,976,000	—	2,976,000	—	41,821
Ocular Therapeutix, Inc.[1]	735,000	1,220,700	—	1,955,700	—	41,128
RIB Software AG	2,476,356	—	—	2,476,356	385	39,935
Mothercare PLC[1]	4,450,000	4,752,598	—	9,202,598	—	39,041
Cox & Kings Ltd.	9,592,000	1,425,346	886,521	10,130,825	—	37,362
Cox & Kings Ltd. (GDR)[4]	330,000	—	—	330,000	—	1,217
Novadaq Technologies Inc.[1]	2,505,948	579,000	—	3,084,948	—	37,359
Actua Corp[1]	2,094,000	508,000	—	2,602,000	—	37,105
Century Communities, Inc.[1]	—	1,716,000	—	1,716,000	—	34,543
Flexion Therapeutics, Inc.[1]	979,252	478,194	—	1,457,446	—	31,903
Neovasc Inc. (CAD denominated)[1]	4,277,000	—	30,100	4,246,900	—	27,576
Neovasc Inc.[1]	—	503,836	—	503,836	—	3,446
TravelCenters of America LLC[1]	2,023,750	—	—	2,023,750	—	30,053
XenoPort, Inc.[1]	4,769,000	—	—	4,769,000	—	29,234
ChemoCentryx, Inc.[1]	3,426,800	40,440	—	3,467,240	—	28,535
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	26,435
Domo, Inc., Series D-2, convertible preferred[4,6]	—	2,965,036	—	2,965,036	—	25,000
Acerta Pharma BV, Series B, convertible preferred[4,6]	—	2,173,914	—	2,173,914	—	24,729
ARC Document Solutions, Inc.[1]	3,734,755	304,700	830,804	3,208,651	—	24,418
VST Industries Ltd.	1,003,400	—	66,829	936,571	—	23,983
Papa Murphy’s Holdings, Inc.[1,9]	1,102,000	34,622	—	1,136,622	—	23,551
Manappuram Finance Ltd.[9]	54,930,986	—	1,749,662	53,181,324	1,177	23,551
Sinmag Equipment Corp.	75,000	3,726,000	—	3,801,000	—	21,066
Sonus Networks, Inc.[1]	500,000	3,638,000	1,200,000	2,938,000	—	20,331
J. Kumar Infraprojects Ltd.	1,780,000	—	—	1,780,000	—	19,687
MagnaChip Semiconductor Corp.[1]	1,200,000	1,155,000	—	2,355,000	—	18,181
Beauty Community PCL, foreign registered	—	150,000,000	—	150,000,000	263	17,942
Suprema Inc.	868,200	—	—	868,200	—	17,902
Trupanion, Inc.[1,9]	—	1,822,500	—	1,822,500	—	15,017
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	14,458
Delphi Energy Corp.[1]	6,713,685	5,721,315	—	12,435,000	—	13,540
Mytrah Energy Ltd.[1]	10,418,000	—	—	10,418,000	—	13,321
Venture Global LNG, Inc., Class C1,4,6	—	4,240	—	4,240	—	12,720
RMP Energy Inc.[1]	—	6,670,300	—	6,670,300	—	12,497
Talwalkars Better Value Fitness Ltd.	1,694,000	695,000	—	2,389,000	—	11,204
EVINE Live Inc., Class A1	3,987,540	—	—	3,987,540	—	10,726
Tribhovandas Bhimji Zaveri Ltd.	4,335,732	—	—	4,335,732	—	9,777
Greenko Group PLC[1]	9,748,155	—	—	9,748,155	—	9,496
Lekoil Ltd. (CDI)[1]	14,070,000	5,360,400	—	19,430,400	—	9,006
Lekoil Ltd. (CDI)[1,3]	5,360,400	—	5,360,400		—	—
Twelve, Inc., Series C, convertible preferred[4,6]	—	3,475,770	—	3,475,770	—	7,890
SMALLCAP World Fund — Page 16 of 21

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2015 (000)
ITT Educational Services, Inc.[1]	1,519,000	350,000	—	1,869,000	$—	$7,420
BNK Petroleum Inc.[1]	12,804,914	—	—	12,804,914	—	5,331
Mood Media Corp.[1]	6,375,000	3,710,000	—	10,085,000	—	5,168
Mood Media Corp. (CDI)	3,710,000	—	3,710,000		—	—
Savannah Petroleum PLC[1]	7,844,000	—	—	7,844,000	—	4,853
GI Dynamics, Inc. (CDI)[1]	30,320,000	—	—	30,320,000	—	3,509
iEnergizer Ltd.[1]	7,650,500	—	—	7,650,500	—	3,005
Phorm Corp. Ltd.[1]	15,890,000	27,500,000	—	43,390,000	—	2,897
San Leon Energy PLC[1]	155,300,000	—	—	155,300,000	—	2,221
Cape Lambert Resources Ltd.	47,330,825	—	—	47,330,825	—	949
7-Eleven Malaysia Holdings Bhd.[4,10]	76,209,600	—	76,209,600		600	—
Achillion Pharmaceuticals, Inc.[1,10]	4,930,000	185,000	5,115,000		—	—
bluebird bio, Inc.[1,10]	2,287,565	—	532,000	1,755,565	—	—
Boer Power Holdings Ltd.[10]	39,202,000	—	5,000,000	34,202,000	1,681	—
China High Precision Automation Group Ltd.[4,10]	53,032,000	—	53,032,000		—	—
Duluth Metals Ltd.[1,10]	7,024,000	—	7,024,000		—	—
Five Below, Inc.[1,10]	2,530,694	467,000	2,133,694	864,000	—	—
Frigoglass SAIC[1,4,10]	3,052,380	—	3,052,380		—	—
Galapagos NV1,10	2,422,427	—	776,492	1,645,935	—	—
Gem Diamonds Ltd.[1,4,10]	7,625,000	—	7,625,000		—	—
Houston Wire & Cable Co.[10]	1,150,000	—	1,150,000		276	—
Intrepid Potash, Inc.[1,10]	4,895,000	745,352	5,640,352		—	—
Lions Gate Entertainment Corp.[10]	7,146,000	—	269,000	6,877,000	1,248	—
Mistras Group, Inc.[10]	1,460,000	—	1,460,000		—	—
OM Group, Inc.[1,10]	1,560,000	—	1,560,000		246	—
Powerland AG, non-registered shares[4,10]	1,200,000	—	1,200,000		—	—
Repco Home Finance Ltd.[10]	4,040,440	—	1,511,885	2,528,555	—	—
Stock Building Supply Holdings, Inc.[1,10]	1,785,000	—	1,205,778	579,222	—	—
Synageva BioPharma Corp.[1,10]	2,190,074	35,000	2,225,074		—	—
Tethys Petroleum Ltd.[1,10]	12,161,000	—	—	12,161,000	—	—
Tethys Petroleum Ltd. (GBP denominated)[1,10]	4,647,487	—	—	4,647,487	—	—
Tilaknager Industries Ltd.[10]	8,270,086	—	8,270,086		—	—
TriQuint Semiconductor, Inc.[1,10]	9,012,000	—	9,012,000		—	—
Ultragenyx Pharmaceutical Inc.[1,10]	1,628,457	33,743	291,987	1,370,213	—	—
Wizz Air Holdings PLC[1,10]	—	3,498,684	1,083,535	2,415,149	—	—
					$18,702	$4,728,603

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,692,460,000, which represented 5.81% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $461,745,000, which represented 1.58% of the net assets of the fund.
[5]	Security has been authorized but has not yet been issued.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $425,000, which represented less than .01% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2014; it was not publicly disclosed.
[10]	Unaffiliated issuer at 6/30/2015.

SMALLCAP World Fund — Page 17 of 21

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$40,000.14%
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	25,000.09
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	23,601.08
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,271.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	913.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	381.00
Acerta Pharma BV, Series B, convertible preferred	5/7/2015	25,000	24,729.08
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	20,000.07
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	11,704.04
Tidewater Midstream and Infrastructure Ltd., subscription receipts	6/3/2015	13,490	16,708.06
Good Technology Corp.	8/27/2012	20,000	16,655.06
Venture Global LNG, Inc., Class C	5/1/2015	12,720	12,720.04
Conkwest, Inc.	6/9/2015	7,997	7,997.03
Twelve, Inc., Series C, convertible preferred	4/16/2015	7,890	7,890.03
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	4,007	7,853.03
Natera, Inc., Series F, convertible preferred	11/24/2014	5,000	5,015.02
Total private placement securities		$ 199,105	$ 222,437.76%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
SMALLCAP World Fund — Page 18 of 21

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2015 (dollars in thousands):
SMALLCAP World Fund — Page 19 of 21

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$5,325,760	$—	$49,394	$5,375,154
Consumer discretionary	5,278,533	55,582	21	5,334,136
Information technology	3,952,019	—	16,655	3,968,674
Industrials	3,616,857	16,708	—	3,633,565
Financials	2,766,663	17,109	—	2,783,772
Consumer staples	1,572,133	—	—	1,572,133
Materials	997,782	—	74,731	1,072,513
Energy	861,013	—	12,720	873,733
Utilities	335,643	—	—	335,643
Telecommunication services	289,286	—	205	289,491
Miscellaneous	1,396,029	41,375	—	1,437,404
Preferred securities	1,203	—	—	1,203
Rights & warrants	3,396	925	19,667	23,988
Convertible stocks	—	6,622	156,653	163,275
Bonds, notes & other debt instruments	—	82,306	—	82,306
Short-term securities	—	2,221,381	—	2,221,381
Total	$26,396,317	$2,442,008	$330,046	$29,168,371

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,632	$—	$1,632
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,518)	—	(1,518)
Total	$—	$114	$—	$114
*	Forward currency contracts are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2015 (dollars in thousands):
	Beginning value at 10/1/2014	Transfers into Level 3†	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3†	Ending value at 6/30/2015
Investment securities	$167,839	$25,524	$135,594	$(105,838)	$(84,043)	$283,020	$(92,050)	$330,046
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2015								$105,217
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
SMALLCAP World Fund — Page 20 of 21

unaudited
Unobservable inputs — The significant unobservable inputs used to value the fund’s Level 3 investments include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the fund’s investment adviser to fair value securities with significant unobservable inputs (dollars in thousands):
	Value at 6/30/2015	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Convertible securities	$156,653	Arms-length transaction	Arms-length transaction	N/A	N/A
		Cost	N/A	N/A	N/A
		Estimated market capitalization	Estimated market capitalization	N/A	Increase
		IPO range adjusted for DLOM	DLOM	15%-23%	Decrease
Common stocks	153,726	Analyst estimate based on after market news	Analyst estimate based on after market news	0%-100%	N/A
		Related trading security adjusted for DLOM	DLOM	16%-20%	Decrease
		Market comparable companies	EV/Sales multiple	3.3x-7.5x	Increase
			DLOM	16%-25%	Decrease
		Cost	N/A	N/A	N/A
Rights and warrants	19,667	Black-Scholes	Underlying share price	N/A	Increase
$330,046
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value
DLOM = Discount for lack of marketability
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,610,657
Gross unrealized depreciation on investment securities	(1,401,131)
Net unrealized appreciation on investment securities	8,209,526
Cost of investment securities	20,958,845

Key to abbreviations and symbols
ADR = American Depositary Receipts	CAD/C$ = Canadian dollars
CDI = CREST Depository Interest	€ = Euros
GDR = Global Depositary Receipts	GBP/£ = British pounds
A$ = Australian dollars	¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0815O-S49232	SMALLCAP World Fund — Page 21 of 21

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 28, 2015